COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($)	Nov. 30, 2015	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel lease	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel
Other Commitments [Line Items]
Number of newbuild vessels | vessel			16			62
Installments and newbuilding supervision fees paid | $			$ 284.4
Newbuilding installment Commitments | $			$ 684.1
no of newbuild vessels for which the company is committed to making future payments against | vessel			16
Number of leases assigned to third parties and related parties | lease				2
Outstanding lease payments, guaranteed by the Company | $			$ 8.0	$ 11.0
Agreement term		2 years
Contingent commitment, maximum amount guaranteed by the company | $			$ 6.6	$ 14.2
VLCC Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel			3	6
Installments and newbuilding supervision fees paid | $	$ 45.5
Suezmax Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel			6		6
LR2 Tanker [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel			7	14	13